Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2018
Registrant Name	dei_EntityRegistrantName	Aspiriant Trust
Central Index Key	dei_EntityCentralIndexKey	0001534881
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2018
Prospectus Date	rr_ProspectusDate	Jul. 01, 2018
Aspiriant Risk-Managed Equity Allocation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Aspiriant Risk-Managed Equity Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Aspiriant Risk-Managed Equity Allocation Fund (the "Fund" or "Equity Allocation Fund") seeks to achieve long-term capital appreciation while considering federal tax implications of investment decisions.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Equity Allocation Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses and Total Annual Operating Expenses After Fee Waiver in this table may not correlate to the gross and net ratios of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Equity Allocation Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e., rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

For a portion of its investments, the Fund may seek to reduce the volatility of its net asset value relative to the MSCI ACWI Index (the "MSCI Index"), with respect to global securities, or to the S&P 500 Index (the "S&P 500" and with the MSCI Index, the "Benchmarks"), with respect to domestic securities, by using a global or domestic low volatility strategy that focuses on lower volatility equities through the use of risk models. The use of risk models refers to the use of a consistent process based on Models and Data (described below) to invest in securities that exhibit below average forecasted risk characteristics in order to achieve market-like returns with less volatility than the relevant Benchmark over a full market cycle.

The Fund also pursues low volatility strategies by investing in other investment companies or pooled investment vehicles (such as open-end and closed-end funds, exchange-traded funds, and private funds) that seek to reduce volatility and achieve market-like returns by investing in equity securities believed to exhibit lower volatility than the relevant Benchmark over a full market cycle. The Fund will bear its pro rata portion of such investment companies' or pooled investment vehicles' expenses in addition to its own direct expenses.

In addition, the Fund may use a portion of its assets to seek to reduce volatility relative to the MSCI Index, with respect to global securities, or to the S&P 500 Index, with respect to domestic securities, by using a global or domestic quality strategy that focuses on lower risk and high quality equities. The global quality strategy seeks to provide diversified exposure to high quality global companies, while the domestic quality strategy seeks to provide diversified exposure to high quality U.S. companies. The quality strategy would tilt a portion of the Fund's portfolio toward stocks that have lower volatility, lower earnings variation, lower leverage, and higher earnings yield versus the MSCI Index for the global quality strategy and the S&P 500 for the domestic quality strategy.

The Fund also pursues a quality strategy by investing in other investment companies or pooled investment vehicles (such as open-end and closed-end funds, exchange-traded funds, and private funds) that seek to reduce volatility by investing in equity securities believed to be of high quality. The Fund will bear its pro rata portion of such investment companies' or pooled investment vehicles' expenses in addition to its own direct expenses.

For a portion of its investments, the Fund may invest in other investment companies or pooled investment vehicles (such as open-end and closed-end funds, exchange-traded funds, and private funds) that match a Benchmark depending on the Adviser's determination of the relative valuation of those Benchmarks. If the Adviser's forecast of future returns are lower than those projected for either low volatility or quality strategies, the Fund will have a low percentage of its investments in investments that match a Benchmark. If the Adviser's forecast for future returns are higher than those projected for either low volatility or quality strategies, the Fund will add to those investments that match a Benchmark.

Given the complexity of the investments and strategies of the Equity Allocation Fund, certain of the sub-advisers rely heavily on quantitative models (both proprietary models developed by the sub-adviser and those supplied by third parties) and information and data supplied by third parties ("Models and Data"). Models and Data are used to construct sets of transactions and investments by helping to determine the expected returns of securities.

In constructing the Fund's investment portfolio, certain sub-advisers consider federal tax implications when making investment decisions with respect to individual securities to seek to provide a tax advantage. This approach is commonly referred to as a tax-managed approach and aims to limit the effect of federal income tax on investment returns by delaying and minimizing the realization of net capital gains and by maximizing the extent to which any realized net capital gains are long-term in nature. This tax-managed approach may only apply to a portion of the Fund's portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the value of your investment in the Equity Allocation Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective. Below is a summary of the principal risks of investing in the Fund.

Emerging Markets Risk: Emerging markets involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of (i) economic or political actions of foreign governments and/or (ii) less regulated or liquid securities markets. These risks are greater for emerging markets than for more developed foreign markets. Investors holding these securities are also exposed to foreign currency risk, which is the possibility that foreign currency will fluctuate in value against the U.S. dollar.

Illiquid Investments Risk: The risk that the Fund may not be able to sell a security in a timely manner at a desired price.

Investment Style Risk: The risk that securities selected as part of a low volatility strategy and quality strategy may underperform other segments of the equity markets or the equity markets as a whole. Low volatility and quality investing tend to perform differently and shift into and out of favor with investors depending on changes in market and economic conditions. As a result, the Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or in securities of a different investment style.

Management and Operational Risk: The Fund runs the risk that investment techniques will fail to produce desired results. The Fund also runs the risk that the assessment of an investment (including a company's fundamental fair (or intrinsic) value) may be wrong or that deficiencies in adviser's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund's operations.

Market Risk: Market risk is the risk that returns from the securities in which a fund invests will underperform returns from the general securities markets or other types of securities.

Models and Data Risk: When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used by a sub-adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Political and Economic Risks: The values of securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

REIT and Real Estate Risk: Investment in REITs and real estate involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Small and Mid-Cap Company Risk: Smaller capitalization companies may be more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell such securities at a desired time or price.

Tax-Managed Investment Risk: Market conditions may limit the Fund's ability to implement its tax-managed approach. For example, market conditions may limit the Fund's ability to generate tax losses or to generate qualified dividend income, which is generally taxed to noncorporate shareholders at favorable rates. The Fund's ability to utilize various tax-management techniques may be curtailed or eliminated in the future by legislation or regulation. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before or after consideration of federal income tax consequences as non-tax managed funds.

Underlying Fund Risk: The actual cost of investing in a mutual fund that invests in other investment companies and pooled investment vehicles ("Underlying Funds") may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. The Fund will bear its pro rata portion of the expenses of the Underlying Funds in addition to its own direct expenses. By investing in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds' investments. The Fund's investment performance is directly tied to the performance of the Underlying Funds and other investments in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund's performance could be negatively affected. With respect to an Underlying Fund whose shares trade on an exchange (for example, an exchange-traded fund), its shares may trade below their net asset value or at a discount, which may adversely affect the Fund's performance. The Fund's investments in unaffiliated limited partnerships, including hedge funds, may be illiquid. Illiquid investments are subject to the risk that the Fund will not be able to sell the investments when desired or at favorable prices.

Principal Risks of Underlying Funds

Below is a summary of the principal risks of investing in the Equity Allocation Fund as a result of its investments in the Underlying Funds. References in this section to a "fund" are to the Underlying Funds in which the Fund may invest and references to investments and securities are to those held directly by the Underlying Funds.

Counterparty Risk: Transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Derivatives Risk: The use of derivatives by a fund can lead to losses because of adverse movements in the price or value of the asset, index, rate, instrument or economic measure underlying a derivative, due to failure of a counterparty, or due to tax or regulatory constraints. In addition, the successful use of derivatives depends in part on the future price fluctuations and the degree of correlation between the underlying securities. Unusual market conditions or the lack of a ready market for any particular derivative at a specific time may reduce the effectiveness of a fund's derivate strategies and, for these and other reasons, a fund's derivative strategies may not reduce the fund's volatility to the extent desired. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by a fund. Derivatives may create economic leverage in a fund, which magnifies the fund's exposure to the underlying investment. As a result, the loss on derivative transactions may substantially exceed the initial investment. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Derivatives that are traded "over the counter" also present credit risk (the risk that the other party to the derivative contract will not fulfill its contractual obligations, whether because of bankruptcy or other default).

Focused Investment Risk: Investments focused in a limited number of countries, regions, sectors, industries, or issuers (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated. If a fund invests in the securities of a limited number of issuers, a decline in the market price of a particular security held by the fund may affect the fund's performance more than if the fund invested in the securities of a larger number of issuers.

Large Shareholder Risk: To the extent that a large number of shares of the Underlying Fund is held by a single shareholder or a group of shareholders with a common investment strategy, the Underlying Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Underlying Fund shares will require the Underlying Fund to sell securities at disadvantageous prices or otherwise disrupt the Underlying Fund's operations.

Leverage Risk: Investments in futures, swaps, and other derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as purchasing derivative instruments in an effort to increase its returns, it has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a fund to pay interest.

Short Sale Risk: The risk that the price of a security sold short will increase in value between the time of the short sale and the time a fund must purchase the security to return it to the lender. The fund's potential loss on a short sale could theoretically be unlimited in a case where the fund is unable, for any reason, to close out its short position.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Equity Allocation Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Equity Allocation Fund's Advisor Shares. Updated performance information is available at www.aspiriantfunds.com or by calling the Fund at 1-877-997-9971. Performance of the Institutional Shares is not shown because it has not commenced operations. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The bar chart below will show changes in the Fund's Advisor Shares' performance from year-to-year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below will show changes in the Fund's Advisor Shares' performance from year-to-year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-997-9971
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aspiriantfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Advisor Shares*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
*	Advisor Shares year-to-date total return as of March 31, 2018 was (0.45%).

Best Quarter:	6.91% March 31, 2017
Worst Quarter:	(6.77%) September 30, 2015

The table below shows how the Fund's average annual total returns for the periods indicated compare with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Aspiriant Risk-Managed Equity Allocation Fund | Advisor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMEAX
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as percentage of amount redeemed) (on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[2]
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.57%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total Annual Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.49%
One Year	rr_ExpenseExampleYear01	$ 50
Three Years	rr_ExpenseExampleYear03	175
Five Years	rr_ExpenseExampleYear05	310
Ten Years	rr_ExpenseExampleYear10	$ 706
Annual Return 2014	rr_AnnualReturn2014	1.64%
Annual Return 2015	rr_AnnualReturn2015	(0.25%)
Annual Return 2016	rr_AnnualReturn2016	4.51%
Annual Return 2017	rr_AnnualReturn2017	21.78%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.77%)
1 Year	rr_AverageAnnualReturnYear01	21.78%
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 04, 2013
Aspiriant Risk-Managed Equity Allocation Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMEIX
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as percentage of amount redeemed) (on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[2]
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total Annual Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.74%
One Year	rr_ExpenseExampleYear01	$ 76
Three Years	rr_ExpenseExampleYear03	254
Five Years	rr_ExpenseExampleYear05	447
Ten Years	rr_ExpenseExampleYear10	$ 1,006
Aspiriant Risk-Managed Equity Allocation Fund | After Taxes on Distributions | Advisor Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.87%
Since Inception	rr_AverageAnnualReturnSinceInception	7.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 04, 2013
Aspiriant Risk-Managed Equity Allocation Fund | After Taxes on Distributions and Sales | Advisor Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 04, 2013
Aspiriant Risk-Managed Equity Allocation Fund | MSCI ACWI (reflects no deduction of fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.97%
Since Inception	rr_AverageAnnualReturnSinceInception	10.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 04, 2013
Aspiriant Risk-Managed Municipal Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Aspiriant Risk-Managed Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Aspiriant Risk-Managed Municipal Bond Fund (the "Fund" or "Municipal Bond Fund") seeks total return on investment through income exempt from regular federal income taxes and through capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Municipal Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses and Total Annual Operating Expenses After Fee Waiver in this table may not correlate to the gross and net ratios of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its investment objective, under normal market conditions, the Municipal Bond Fund invests at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands, and Guam), which may include a focus on the California municipal securities market. The Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Fund may invest in bonds of any maturity and duration.

The Fund may invest significantly in high yield municipal securities, which are securities rated below investment grade (BB/Ba or lower at the time of purchase) or, if unrated, judged to be of comparable quality by the Fund's sub-advisers. High yield securities are commonly referred to as junk bonds and are considered speculative.

The Fund also invests in investment grade municipal and other securities, preferred securities, taxable municipals, and pooled investment vehicles (such as open-end and closed-end funds, exchange-traded funds, and private funds) that invest primarily in securities of the types in which the Fund may invest directly. In addition, for hedging purposes, the Fund may invest in structured notes and other derivatives such as futures contracts, options on futures contracts, swap agreements (including interest rate swaps, total return swaps and credit default swaps), and options on swap agreements.

The Fund may invest in all types of municipal securities, including general obligation bonds, revenue bonds, and participation interests in municipal leases. The Fund may invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. The Fund may also invest in municipal forwards, which are contracts to purchase municipal securities for a specified price at a future date later than the normal settlement date.

The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates ("inverse floaters"). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The Fund's investments in inverse floaters are designed to increase the Fund's income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished. Holders of inverse floaters are exposed to all of the gains or losses on the underlying municipal bonds, despite the fact that their net cash investment is significantly less than the value of those bonds. This multiplies the positive or negative impact of the underlying bonds' price movements on the value of the inverse floaters, thereby creating effective leverage. The Fund may invest in inverse floaters that create effective leverage of up to 30% of the Fund's total investment exposure. The Fund will only invest in inverse floating rate securities whose underlying bonds are rated A or higher.

The sub-advisers use a research-intensive investment process to identify higher-yielding and undervalued municipal bonds that offer above-average total return. The sub-advisers' allocation within the municipal markets and among non-municipal markets is based on its macroeconomic outlook, relative valuation estimates among the various markets, and tax-adjusted total return estimates among alternative investment opportunities. The sub-advisers may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

The Adviser may change the Fund's exposures from time-to-time, which in turn results in higher or lower levels of risk. In managing the Fund's exposures, the Adviser considers a number of economic factors including valuation levels of publicly traded securities. For example, the Fund's exposure to investment grade securities and high yield securities will vary depending on the market environment. In addition to varying its exposures, the Fund may also hold certain derivative positions intended to increase or decrease the risk of the Fund. For example, the Fund may enter into an interest rate swap designed to increase or decrease its sensitivity to prevailing interest rate levels.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the value of your investment in the Municipal Bond Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective. Below is a summary of the principal risks of investing in the Fund.

Call Risk: If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

Counterparty Risk: Transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk: Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments. Because the Fund may significantly invest in high yield securities, the Fund's credit risks are greater than those of funds that buy only investment grade securities.

Defaulted Securities Risk: The risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

Derivatives Risk: The use of derivatives by the Fund can lead to losses because of adverse movements in the price or value of the asset, index, rate, instrument or economic measure underlying a derivative, due to failure of a counterparty, or due to tax or regulatory constraints. In addition, the successful use of derivatives depends in part on the future price fluctuations and the degree of correlation between the underlying securities. Unusual market conditions or the lack of a ready market for any particular derivative at a specific time may reduce the effectiveness of the Fund's derivate strategies and, for these and other reasons, the Fund's derivative strategies may not reduce the Fund's volatility to the extent desired. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives may create economic leverage in the Fund, which magnifies the Fund's exposure to the underlying investment. As a result, the loss on derivative transactions may substantially exceed the initial investment. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Derivatives that are traded "over the counter" also present credit risk (the risk that the other party to the derivative contract will not fulfill its contractual obligations, whether because of bankruptcy or other default).

Extension Risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

High Yield Securities Risk: High yield securities, which are rated below investment grade and commonly referred to as "junk" bonds, are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid, and have more volatile prices than investment grade securities. Defaulted bonds are speculative and involve substantial risks in addition to the risks of investing in high yield securities that have not defaulted. The Fund generally will not receive interest payments on the defaulted bonds and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a defaulted bond, the Fund may lose its entire investment.

Illiquid Investments Risk: The risk that the Fund may not be able to sell a security in a timely manner at a desired price.

Income Risk: The Fund's income could decline during periods of falling interest rates.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's portfolio will decline because of rising interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Inverse Floaters Risk: The use of inverse floaters by the Fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the Fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the Fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Leverage Risk: Investments in futures, swaps, and other derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as purchasing derivative instruments in an effort to increase its returns, it has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Management and Operational Risk: The Fund runs the risk that investment techniques will fail to produce desired results. The Fund also runs the risk that the assessment of an investment (including a company's fundamental fair (or intrinsic) value) may be wrong or that deficiencies in adviser's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund's operations.

Market Risk: Market risk is the risk that returns from the securities in which a fund invests will underperform returns from the general securities markets or other types of securities.

Municipal Lease Obligations Risk: Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risks: The values of municipal securities held by the Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Because the Fund may invest significantly in municipal bonds from California and may invest in municipal bonds from U.S. territories, such as Puerto Rico, the Fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in those locations. California's credit rating is among the worst of any state in the country and certain municipal bond issuers in Puerto Rico have recently experienced financial difficulties and rating agency downgrades.

Preferred Securities Risk: Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Prepayment Risk: The risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security's maturity. In times of declining interest rates, there is a greater likelihood that a fund's higher yielding securities will be pre-paid with the fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a fund.

Restricted Securities Risk: A fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent a fund from disposing of them promptly at reasonable prices or at all. A fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

Tax Risk: Interest from municipal bonds held by the Fund could become subject to regular federal income tax because of, among other things, unfavorable changes in tax laws, adverse interpretations by regulatory authorities, or noncompliant conduct by bond issuers.

Underlying Fund Risk: The actual cost of investing in a mutual fund that invests in other investment companies and pooled investment vehicles may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. The Fund will bear its pro rata portion of the expenses of the Underlying Funds in addition to its own direct expenses. By investing in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds' investments. The Fund's investment performance is directly tied to the performance of the Underlying Funds and other investments in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund's performance could be negatively affected. With respect to an Underlying Fund whose shares trade on an exchange (for example, an exchange-traded fund), its shares may trade below their net asset value or at a discount, which may adversely affect the Fund's performance. The Fund's investments in unaffiliated limited partnerships, including hedge funds, may be illiquid. Illiquid investments are subject to the risk that the Fund will not be able to sell the investments when desired or at favorable prices.

Zero Coupon Bonds Risk: Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

Principal Risks of Underlying Funds

Below is a summary of the principal risks of investing in the Municipal Bond Fund as a result of its investments in the Underlying Funds. References in this section to a "fund" are to the Underlying Funds in which the Fund may invest and references to investments and securities are to those held directly by the Underlying Funds.

Short Sale Risk: The risk that the price of a security sold short will increase in value between the time of the short sale and the time a fund must purchase the security to return it to the lender. The fund's potential loss on a short sale could theoretically be unlimited in a case where the fund is unable, for any reason, to close out its short position.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Municipal Bond Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and how the Fund's average annual total returns for the periods indicated compare with those of a broad measure of market performance. Updated performance information is available at www.aspiriantfunds.com or by calling the Fund at 1-877-997-9971. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

On July 1, 2015, simultaneous with the commencement of the Fund's investment operations, the Advanced Capital Intelligence Global Income Opportunities Fund, L.P. (the "Private Fund"), a privately offered investment fund managed by the Adviser with investment policies, objectives, guidelines, and restrictions that were in all material respects equivalent to those of the Fund, converted into the Fund. The performance information shown below prior to July 1, 2015 is that of the Private Fund beginning on August 1, 2008, the Private Fund's inception date. The performance information for the Private Fund reflects the maximum fees and expenses that could have been charged to the Private Fund. The Private Fund was not registered under the Investment Company Act of 1940 (the "1940 Act") and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and how the Fund's average annual total returns for the periods indicated compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-997-9971
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aspiriantfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
*	Year-to-date total return as of March 31, 2018 was (0.67%).

Best Quarter:	9.57% September 30, 2009
Worst Quarter:	(5.87%) December 31, 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Aspiriant Risk-Managed Municipal Bond Fund | Aspiriant Risk-Managed Municipal Bond Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMMBX
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[2]
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.55%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[4]
Total Annual Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.49%
One Year	rr_ExpenseExampleYear01	$ 50
Three Years	rr_ExpenseExampleYear03	170
Five Years	rr_ExpenseExampleYear05	301
Ten Years	rr_ExpenseExampleYear10	$ 684
Annual Return 2009	rr_AnnualReturn2009	18.81%
Annual Return 2010	rr_AnnualReturn2010	2.57%
Annual Return 2011	rr_AnnualReturn2011	11.99%
Annual Return 2012	rr_AnnualReturn2012	13.47%
Annual Return 2013	rr_AnnualReturn2013	(3.61%)
Annual Return 2014	rr_AnnualReturn2014	13.01%
Annual Return 2015	rr_AnnualReturn2015	3.44%
Annual Return 2016	rr_AnnualReturn2016	0.38%
Annual Return 2017	rr_AnnualReturn2017	5.65%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.67%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.87%)
1 Year	rr_AverageAnnualReturnYear01	5.65%
5 Years	rr_AverageAnnualReturnYear05	3.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%	[5]
Aspiriant Risk-Managed Municipal Bond Fund | After Taxes on Distributions | Aspiriant Risk-Managed Municipal Bond Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.64%
5 Years	rr_AverageAnnualReturnYear05	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%	[5]
Aspiriant Risk-Managed Municipal Bond Fund | After Taxes on Distributions and Sales | Aspiriant Risk-Managed Municipal Bond Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.54%
5 Years	rr_AverageAnnualReturnYear05	3.16%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%	[5]
Aspiriant Risk-Managed Municipal Bond Fund | Bloomberg Barclays Municipal Bond Index (reflects no deduction of fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.45%
5 Years	rr_AverageAnnualReturnYear05	3.02%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%	[5]
Aspiriant Risk-Managed Municipal Bond Fund | Bloomberg Barclays 1-15 Year Municipal Bond Index (reflects no deduction of fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.33%
5 Years	rr_AverageAnnualReturnYear05	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%	[5]
Aspiriant Defensive Allocation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Aspiriant Defensive Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Aspiriant Defensive Allocation Fund (the "Fund" or "Defensive Allocation Fund") seeks to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Defensive Allocation Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Defensive Allocation Fund is a "fund-of-funds" that seeks to provide an investment return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class such as long-short strategies. Non-traditional or alternative asset classes have tended over time to have a lower correlation with the broad U.S. stock and bond markets. The Fund allocates its assets among a variety of non-traditional or alternative asset classes so as to capture diversifying returns from these non-traditional or alternative sources. The Defensive Allocation Fund invests primarily in Underlying Funds and may, to a limited extent, invest in separately managed accounts ("SMAs"), which are private portfolios of securities for individual accounts.

The Fund intends to allocate its assets among a range of investment strategies. At any point in time, the Fund's exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures and other non-traditional strategies. In selecting Underlying Funds and asset class exposures, the Adviser will take asset diversification and potential volatility of return into account. The Underlying Funds include, among others, unaffiliated mutual funds, unaffiliated exchange traded funds, and unaffiliated limited partnerships, including hedge funds. At any time, investments in hedge funds will not exceed 15% of the Fund's net assets. The Underlying Funds may invest in derivatives (e.g., futures, forwards, options, swaps or swaptions). A derivative is a contract whose value is based on performance of an underlying financial asset, index, rate, instrument or economic measure.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the value of your investment in the Defensive Allocation Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective. Below is a summary of the principal risks of investing in the Fund as a result of its direct investments.

Asset Allocation Risk: The Fund is subject to different levels and combinations of risks, based on its actual allocation among the various asset classes and Underlying Funds and SMAs. The Fund will be exposed to risks of the Underlying Funds and SMAs in which it invests, as well as to stock markets and bond markets, amongst other financial markets. To the extent the Fund invests in Underlying Funds and SMAs that expose it to non-traditional or alternative asset classes, as well as specific market sectors within a broader asset class, the Fund will be exposed to the increased risk associated with those asset classes. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it at any point in time.

Illiquid Investments Risk: The risk that the Fund may not be able to sell a security in a timely manner at a desired price.

Management and Operational Risk: The Fund runs the risk that investment techniques will fail to produce desired results. The Fund also runs the risk that the assessment of an investment (including a company's fundamental fair (or intrinsic) value) may be wrong or that deficiencies in adviser's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund's operations.

Market Risk: Market risk is the risk that returns from the securities in which a fund invests will underperform returns from the general securities markets or other types of securities.

Political and Economic Risks: The values of securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Underlying Fund Risk: The actual cost of investing in a mutual fund that invests in other investment companies and pooled investment vehicles may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. The Fund will bear its pro rata portion of the expenses of the Underlying Funds in addition to its own direct expenses. By investing in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds' investments. The Fund's investment performance is directly tied to the performance of the Underlying Funds and other investments in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund's performance could be negatively affected. With respect to an Underlying Fund whose shares trade on an exchange (for example, an exchange-traded fund), its shares may trade below their net asset value or at a discount, which may adversely affect the Fund's performance. The Fund's investments in unaffiliated limited partnerships, including hedge funds, may be illiquid. Illiquid investments are subject to the risk that the Fund will not be able to sell the investments when desired or at favorable prices.

Principal Risks of Underlying Funds and SMAs

Below is a summary of the principal risks of investing in the Defensive Allocation Fund as a result of its investments in the Underlying Funds and SMAs. References in this section to a "fund" are to the Underlying Funds and SMAs in which the Fund may invest and references to investments and securities are to those held directly by the Underlying Funds and SMAs.

Alternative Strategies Risk: The performance of a fund that pursues alternative strategies is linked to the performance of highly volatile traditional and alternative asset classes (e.g., equities, fixed income, currencies and commodities). To the extent the Fund invests in such fund, the Fund's share price will be exposed to potentially significant fluctuations in value. In addition, a fund that employs alternative strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially substantial losses to the fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such fund's investments. Depending on the particular alternative strategies used by a fund, it may be subject to risks not associated with more traditional investments.

Asset-Backed Securities Risk: The risk that the impairment of the value of the collateral underlying the security in which a fund invests, such as non-payment of loans, will result in a reduction in the value of the security.

Call Risk: If an issuer calls higher-yielding debt instruments held by a fund, performance could be adversely impacted.

Commodity Risk: The value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty Risk: Transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Covered Calls and Equity Collars: With respect to call options on individual equity securities, while a fund generally will write only covered call options, it may sell the instrument underlying a call option prior to entering into a closing purchase transaction on up to 10% of the fund's net assets, provided that such sale will not occur more than three days prior to the option buy back. In an equity collar, a fund simultaneously writes a call option and purchases a put option on the same instrument. With respect to call options on equity indexes, the holdings of individual securities underlying the index is deemed by the investment adviser to be covering the call option sold. A fund may invest in uncovered call options when the security has been sold before the option expires.

Credit Risk: Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments. Because a fund may significantly invest in high yield securities, the fund's credit risks are greater than those of funds that buy only investment grade securities.

Defaulted Securities Risk: The risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

Derivatives Risk: The use of derivatives by a fund can lead to losses because of adverse movements in the price or value of the asset, index, rate, instrument or economic measure underlying a derivative, due to failure of a counterparty, or due to tax or regulatory constraints. In addition, the successful use of derivatives depends in part on the future price fluctuations and the degree of correlation between the underlying securities. Unusual market conditions or the lack of a ready market for any particular derivative at a specific time may reduce the effectiveness of a fund's derivate strategies and, for these and other reasons, a fund's derivative strategies may not reduce the fund's volatility to the extent desired. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by a fund. Derivatives may create economic leverage in a fund, which magnifies the fund's exposure to the underlying investment. As a result, the loss on derivative transactions may substantially exceed the initial investment. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Derivatives that are traded "over the counter" also present credit risk (the risk that the other party to the derivative contract will not fulfill its contractual obligations, whether because of bankruptcy or other default).

Emerging Markets Risk: Emerging markets involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Extension Risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Floating Rate Loan Risk: Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, a floating rate loan may not be fully collateralized, which may cause the floating rate loan to decline significantly in value. Floating rate loans issued by banks may be subject to extended trade settlement periods longer than seven days, which may delay a fund's ability to pay redemption proceeds during a period of high volume shareholder redemptions. Such loans may not be considered securities and, therefore, may not be afforded the protections of the federal securities laws.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of (i) economic or political actions of foreign governments and/or (ii) less regulated or liquid securities markets. These risks are greater for emerging markets than for more developed foreign markets. Investors holding these securities are also exposed to foreign currency risk, which is the possibility that foreign currency will fluctuate in value against the U.S. dollar.

High Yield Securities Risk: High yield securities, which are rated below investment grade and commonly referred to as "junk" bonds, are high risk investments that may cause income and principal losses for a fund. They generally have greater credit risk, are less liquid, and have more volatile prices than investment grade securities. Defaulted bonds are speculative and involve substantial risks in addition to the risks of investing in high yield securities that have not defaulted. A fund generally will not receive interest payments on the defaulted bonds and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a defaulted bond, a fund may lose its entire investment.

Income Risk: A fund's income could decline during periods of falling interest rates.

Interest Rate Risk: Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. A fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Inverse Floaters Risk: The use of inverse floaters by a fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that a fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Large Shareholder Risk: To the extent that a large number of shares of the Underlying Fund is held by a single shareholder or a group of shareholders with a common investment strategy, the Underlying Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Underlying Fund shares will require the Underlying Fund to sell securities at disadvantageous prices or otherwise disrupt the Underlying Fund's operations.

Leverage Risk: Investments in futures, swaps, and other derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as purchasing derivative instruments in an effort to increase its returns, it has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a fund to pay interest.

Mortgage-Backed Securities Risk: The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in a fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

Preferred Securities Risk: Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Prepayment Risk: The risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security's maturity. In times of declining interest rates, there is a greater likelihood that a fund's higher yielding securities will be pre-paid with the fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a fund.

REIT and Real Estate Risk: Investment in REITs and real estate involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Restricted Securities Risk: A fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent a fund from disposing of them promptly at reasonable prices or at all. A fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

Sector Risk: At times, a fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Short Sale Risk: The risk that the price of a security sold short will increase in value between the time of the short sale and the time a fund must purchase the security to return it to the lender. The fund's potential loss on a short sale could theoretically be unlimited in a case where the fund is unable, for any reason, to close out its short position.

Small and Mid-Cap Company Risk: Smaller capitalization companies may be more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell such securities at a desired time or price.

Zero Coupon Bonds Risk: Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Defensive Allocation Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and how the Fund's average annual total returns for the periods indicated compare with those of a broad measure of market performance. Updated performance information is available at www.aspiriantfunds.com or by calling the Fund at 1-877-997-9971. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and how the Fund's average annual total returns for the periods indicated compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-997-9971
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aspiriantfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns *
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
*	Year-to-date total return as of March 31, 2018 was 0.00%.

Best Quarter:	2.89% March 31, 2017
Worst Quarter:	(0.80%) March 31, 2016

The table below shows how the Fund's average annual total returns for the periods indicated compare with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Aspiriant Defensive Allocation Fund | Aspiriant Defensive Allocation Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMDFX
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.93%	[6]
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.15%
One Year	rr_ExpenseExampleYear01	$ 117
Three Years	rr_ExpenseExampleYear03	365
Five Years	rr_ExpenseExampleYear05	633
Ten Years	rr_ExpenseExampleYear10	$ 1,398
Annual Return 2016	rr_AnnualReturn2016	1.36%
Annual Return 2017	rr_AnnualReturn2017	9.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.80%)
1 Year	rr_AverageAnnualReturnYear01	9.41%
Since Inception	rr_AverageAnnualReturnSinceInception	5.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2015
Aspiriant Defensive Allocation Fund | After Taxes on Distributions | Aspiriant Defensive Allocation Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.63%
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2015
Aspiriant Defensive Allocation Fund | After Taxes on Distributions and Sales | Aspiriant Defensive Allocation Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.55%
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2015
Aspiriant Defensive Allocation Fund | HFRI Fund of Funds Composite Index (reflects no deduction of fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.73%
Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2015
Aspiriant Risk-Managed Taxable Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Aspiriant Risk-Managed Taxable Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aspiriant Risk-Managed Taxable Bond Fund (the "Fund" or "Taxable Bond Fund") seeks to maximize long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Taxable Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. As of the date of this prospectus, the portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Taxable Bond Fund is a "fund-of-funds" that seeks to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in SMAs, which are private portfolios of securities for individual accounts. To achieve its investment objective, under normal market conditions, the Fund invests through Underlying Funds and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities.

The Taxable Bond Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

In selecting Underlying Funds and SMAs, the Adviser will take asset diversification and potential volatility of return into account. The portfolio management team expects to actively evaluate each Underlying Fund and SMA based on its potential return, its risk level, and how it fits within the Fund's overall portfolio in determining whether to buy or sell investments. The Adviser will also actively manage the Fund's risks on an on-going basis to mitigate the risk of excessive losses by the portfolio overall.

The Underlying Funds consist of unaffiliated mutual funds, unaffiliated exchange-traded funds, and unaffiliated limited partnerships, including hedge funds. Because investments in unaffiliated limited partnerships, including hedge funds, may be illiquid, such investments by the Fund will not exceed 15% of net assets at the time of purchase.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the value of your investment in the Taxable Bond Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective. Below is a summary of the principal risks of investing in the Fund.

Asset Allocation Risk: The Fund is subject to different levels and combinations of risks based on its actual allocation among the various Underlying Funds and SMAs. The Fund will be exposed to risks of the Underlying Funds and SMAs in which it invests, as well as to bond markets and stock markets, amongst other financial markets. To the extent the Fund invests in Underlying Funds and SMAs that expose it specific market sectors within a broader asset class, the Fund will be exposed to the increased risk associated with those asset classes. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it at any point in time.

Illiquid Investments Risk: The risk that the Fund may not be able to sell a security in a timely manner at a desired price.

Management and Operational Risk: The Fund runs the risk that investment techniques will fail to produce desired results. The Fund also runs the risk that the assessment of an investment (including a company's fundamental fair (or intrinsic) value) may be wrong or that deficiencies in adviser's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund's operations.

Market Risk: Market risk is the risk that returns from the securities in which a fund invests will underperform returns from the general securities markets or other types of securities.

Political and Economic Risks: The values of securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Underlying Fund Risk: The actual cost of investing in a mutual fund that invests in other investment companies and pooled investment vehicles may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. The Fund will bear its pro rata portion of the expenses of the Underlying Funds in addition to its own direct expenses. By investing in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds' investments. The Fund's investment performance is directly tied to the performance of the Underlying Funds and other investments in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund's performance could be negatively affected. With respect to an Underlying Fund whose shares trade on an exchange (for example, an exchange-traded fund), its shares may trade below their net asset value or at a discount, which may adversely affect the Fund's performance. The Fund's investments in unaffiliated limited partnerships, including hedge funds, may be illiquid. Illiquid investments are subject to the risk that the Fund will not be able to sell the investments when desired or at favorable prices.

Principal Risks of Underlying Funds and SMAs

Below is a summary of the principal risks of investing in the Taxable Bond Fund as a result of its investments in the Underlying Funds and SMAs. References in this section to a "fund" are to the Underlying Funds and SMAs in which the Fund may invest and references to investments and securities are to those held directly by the Underlying Funds and SMAs.

Asset-Backed Securities Risk: The risk that the impairment of the value of the collateral underlying the security in which a fund invests, such as non-payment of loans, will result in a reduction in the value of the security.

Call Risk: If an issuer calls higher-yielding debt instruments held by a fund, performance could be adversely impacted.

Counterparty Risk: Transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk: Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments. Because a fund may significantly invest in high yield securities, the fund's credit risks are greater than those of funds that buy only investment grade securities.

Defaulted Securities Risk: The risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

Derivatives Risk: The use of derivatives by a fund can lead to losses because of adverse movements in the price or value of the asset, index, rate, instrument or economic measure underlying a derivative, due to failure of a counterparty, or due to tax or regulatory constraints. In addition, the successful use of derivatives depends in part on the future price fluctuations and the degree of correlation between the underlying securities. Unusual market conditions or the lack of a ready market for any particular derivative at a specific time may reduce the effectiveness of a fund's derivate strategies and, for these and other reasons, a fund's derivative strategies may not reduce the fund's volatility to the extent desired. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by a fund. Derivatives may create economic leverage in a fund, which magnifies the fund's exposure to the underlying investment. As a result, the loss on derivative transactions may substantially exceed the initial investment. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Derivatives that are traded "over the counter" also present credit risk (the risk that the other party to the derivative contract will not fulfill its contractual obligations, whether because of bankruptcy or other default).

Emerging Markets Risk: Emerging markets involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Extension Risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Floating Rate Loan Risk: Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, a floating rate loan may not be fully collateralized, which may cause the floating rate loan to decline significantly in value. Floating rate loans issued by banks may be subject to extended trade settlement periods longer than seven days, which may delay a fund's ability to pay redemption proceeds during a period of high volume shareholder redemptions. Such loans may not be considered securities and, therefore, may not be afforded the protections of the federal securities laws.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of (i) economic or political actions of foreign governments and/or (ii) less regulated or liquid securities markets. These risks are greater for emerging markets than for more developed foreign markets. Investors holding these securities are also exposed to foreign currency risk, which is the possibility that foreign currency will fluctuate in value against the U.S. dollar.

High Yield Securities Risk: High yield securities, which are rated below investment grade and commonly referred to as "junk" bonds, are high risk investments that may cause income and principal losses for a fund. They generally have greater credit risk, are less liquid, and have more volatile prices than investment grade securities. Defaulted bonds are speculative and involve substantial risks in addition to the risks of investing in high yield securities that have not defaulted. A fund generally will not receive interest payments on the defaulted bonds and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a defaulted bond, a fund may lose its entire investment.

Income Risk: A fund's income could decline during periods of falling interest rates.

Inflation-Indexed Bond Risk: The risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by a fund's portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

Interest Rate Risk: Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. A fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Large Shareholder Risk: To the extent that a large number of shares of the Underlying Fund is held by a single shareholder or a group of shareholders with a common investment strategy, the Underlying Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Underlying Fund shares will require the Underlying Fund to sell securities at disadvantageous prices or otherwise disrupt the Underlying Fund's operations.

Leverage Risk: Investments in futures, swaps, and other derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as purchasing derivative instruments in an effort to increase its returns, it has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a fund to pay interest.

Mortgage-Backed Securities Risk: The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in a fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

Preferred Securities Risk: Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Prepayment Risk: The risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security's maturity. In times of declining interest rates, there is a greater likelihood that a fund's higher yielding securities will be pre-paid with the fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a fund.

Restricted Securities Risk: A fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent a fund from disposing of them promptly at reasonable prices or at all. A fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

Sector Risk: At times, a fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Short Sale Risk: The risk that the price of a security sold short will increase in value between the time of the short sale and the time a fund must purchase the security to return it to the lender. The fund's potential loss on a short sale could theoretically be unlimited in a case where the fund is unable, for any reason, to close out its short position.

Zero Coupon Bonds Risk: Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Taxable Bond Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not included because, as of the date of this Prospectus, the Fund has not completed a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not included because, as of the date of this Prospectus, the Fund has not completed a full calendar year of operations.
Aspiriant Risk-Managed Taxable Bond Fund | Aspiriant Risk-Managed Taxable Bond Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMTBX
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[7],[8]
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[9]
Total Annual Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.56%
One Year	rr_ExpenseExampleYear01	$ 57
Three Years	rr_ExpenseExampleYear03	$ 216

[1]	Restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. Total Annual Operating Expenses and Total Annual Operating Expenses After Fee Waiver in this table may not correlate to the gross and net ratios of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Adviser has contractually agreed to waive its advisory fee from 0.24% to 0.16% through June 30, 2019. This arrangement may be terminated only by the Trust's Board of Trustees.
[4]	The Adviser has contractually agreed to waive its advisory fee from 0.27% to 0.21% through June 30, 2019. This arrangement may be terminated only by the Trust's Board of Trustees.
[5]	Since inception of the Private Fund on August 1, 2008.
[6]	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. Total Annual Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[7]	Based on estimated expenses for the current fiscal year.
[8]	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies.
[9]	The Adviser has contractually agreed to waive its advisory fee from 0.25% to 0.08% through June 30, 2019. This arrangement may be terminated only by the Trust's Board of Trustees.